Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
Financial assets

($ millions)	2024	2023
Long-term note receivable and other financial assets measured at amortized cost	175	161
Long-term financial investments measured at FVOCI(1)	282	147
Long-term financial investments measured at FVPL	1	1
Long-term receivables from customers	121	126
Non-current minimum lease payments from finance lease agreements	28	38
Long-term loans, advances and security deposits	45	44
Total financial assets	652	517
(1) Includes $11 million of Long-term convertible notes due from associated companies as of December 31, 2024 and 2023. Refer to Note 24 for additional information.
The below tables provide detail related to financial instruments as of December 31, 2024 and December 31, 2023.

($ millions)	Note	2024
Cash and cash equivalents
Cash in current accounts		378
Cash held in time deposits and money market funds		1,298
Total cash and cash equivalents		1,676
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	282
Total financial assets - measured at FVOCI		282
Financial assets - measured at amortized cost
Trade receivables	13	1,736
Current portion of long-term receivables from customers(1)	14	117
Current portion of minimum lease payments from finance lease agreements(1)	14	23
Other receivables, security deposits and current assets(1)	14	124
Time deposits with original maturity greater than three months		153
Long-term note receivable and other financial assets	11	175
Long-term receivables from customers	11	121
Non-current minimum lease payments from finance lease agreements	11	28
Long-term loans, advances and security deposits	11	45
Total financial assets - measured at amortized cost		2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	180
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	12
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		194
Total financial assets		4,674
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	101
Lease liabilities	15	68
Trade payables		773
Total current financial liabilities - measured at amortized cost or cost		942
Non-current financial liabilities
Financial debts	16	4,538
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,967
Total financial liabilities - measured at amortized cost or cost		5,909
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	96
Derivative financial instruments	16	4
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,009
Net financial assets and financial liabilities		(1,335)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

($ millions)	Note	2023
Cash and cash equivalents
Cash in current accounts		270
Cash held in time deposits and money market funds		824
Total cash and cash equivalents		1,094
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147
Total financial assets - measured at FVOCI		147
Financial assets - measured at amortized cost
Trade receivables	13	1,770
Income tax receivables		34
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306
Long-term note receivable and other financial assets	11	161
Long-term receivables from customers	11	126
Non-current minimum lease payments from finance lease agreements	11	38
Long-term loans, advances and security deposits	11	44
Total financial assets - measured at amortized cost		2,479
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(1)	11	163
Current portion of long-term financial investments(2)	14	7
Derivative financial instruments(2)	14	2
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		173
Total financial assets		3,893
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	53
Lease liabilities	15	71
Trade payables		811
Total current financial liabilities - measured at amortized cost or cost		935
Non-current financial liabilities
Financial debts	16	4,676
Lease liabilities	15	335
Total non-current financial liabilities - measured at amortized cost or cost		5,011
Total financial liabilities - measured at amortized cost or cost		5,946
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90
Derivative financial instruments	16	10
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,046
Net financial assets and financial liabilities		(2,153)
(1) Recorded in Other non-current assets.
(2) Recorded in Other current assets.

Disclosure of maturity analysis of finance lease payments receivable
The below table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2024					2023
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	25	(2)	23	—	23	30	(3)	27	—	27
Between one and five years	36	(2)	34	(8)	26	51	(2)	49	(12)	37
Later than five years	2	—	2	—	2	1	—	1	—	1
Total	63	(4)	59	(8)	51	82	(5)	77	(12)	65
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).

Disclosure of details of non-current assets
Other non-current assets

($ millions)	Note	2024	2023
Deferred compensation plans		180	163
Prepaid post-employment benefit plans	22	6	6
Investments in associated companies	24	293	10
Other non-current assets		115	119
Total other non-current assets		594	298